Contingent Liabilities And Commitments	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Contingent Liabilities And Commitments
40. Contingent Liabilities and Commitments
40.1 Details of acceptances and guarantees as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Confirmed acceptances and guarantees
Confirmed acceptances and guarantees in Korean won:
Acceptances and guarantees for KB purchasing loan	￦	144,457	￦	136,914
Others		1,048,848		817,470

		1,193,305		954,384

Confirmed acceptances and guarantees in foreign currencies:
Acceptances of letter of credit		221,422		523,037
Letter of guarantees		45,693		83,089
Bid bond		72,037		18,874
Performance bond		703,826		855,247
Refund guarantees		801,445		874,173
Others		3,072,099		2,505,353

		4,916,522		4,859,773

Financial guarantee contracts:
Acceptances and guarantees for issuance of debentures		10,040		5,040
Acceptances and guarantees for mortgage		89,302		51,053
Overseas debt guarantees		410,470		428,109
International financing guarantees in foreign currencies		197,097		132,114
Others		50,950		50,950

		757,859		667,266

		6,867,686		6,481,423

Unconfirmed acceptances and guarantees
Guarantees of letter of credit		2,094,989		3,551,767
Refund guarantees		344,112		833,765

		2,439,101		4,385,532

	￦	9,306,787	￦	10,866,955

40.2 Credit qualities of acceptances and guarantees as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Confirmed acceptances and guarantees
Grade 1	￦	4,377,798	￦	1,119	￦	—	￦	4,378,917
Grade 2		2,269,455		47,438		—		2,316,893
Grade 3		27,588		85,321		—		112,909
Grade 4		14,925		33,440		501		48,866
Grade 5		—		453		9,648		10,101

		6,689,766		167,771		10,149		6,867,686

Unconfirmed acceptances and guarantees
Grade 1		1,422,528		771		—		1,423,299
Grade 2		912,209		28,506		—		940,715
Grade 3		11,399		23,069		—		34,468
Grade 4		2,369		29,934		—		32,303
Grade 5		—		589		7,727		8,316

		2,348,505		82,869		7,727		2,439,101

	￦	9,038,271	￦	250,640	￦	17,876	￦	9,306,787

	December 31, 2021
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Confirmed acceptances and guarantees
Grade 1	￦	4,532,747	￦	838	￦	—	￦	4,533,585
Grade 2		1,594,714		32,567		—		1,627,281
Grade 3		105,691		46,174		—		151,865
Grade 4		7,722		149,785		214		157,721
Grade 5		—		774		10,197		10,971

		6,240,874		230,138		10,411		6,481,423

Unconfirmed acceptances and guarantees
Grade 1		3,083,636		3,391		—		3,087,027
Grade 2		998,204		39,224		—		1,037,428
Grade 3		12,039		34,797		—		46,836
Grade 4		11,925		195,794		—		207,719
Grade 5		—		138		6,384		6,522

		4,105,804		273,344		6,384		4,385,532

	￦	10,346,678	￦	503,482	￦	16,795	￦	10,866,955

40.3 Classifications of acceptances and guarantees by counterparty as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Large companies	￦	5,538,003	￦	1,770,235	￦	7,308,238	78.53
Small and medium-sized companies		695,860		459,487		1,155,347	12.41
Public sector and others		633,823		209,379		843,202	9.06

	￦	6,867,686	￦	2,439,101	￦	9,306,787	100.00

	December 31, 2021
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Large companies	￦	5,431,921	￦	3,377,150	￦	8,809,071	81.06
Small and medium-sized companies		820,327		657,073		1,477,400	13.60
Public sector and others		229,175		351,309		580,484	5.34

	￦	6,481,423	￦	4,385,532	￦	10,866,955	100.00

40.4 Classifications of acceptances and guarantees by industry as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	632,947	￦	5,871	￦	638,818	6.86
Manufacturing		2,992,319		1,285,530		4,277,849	45.96
Service		920,352		89,457		1,009,809	10.85
Wholesale and retail		1,086,772		891,619		1,978,391	21.26
Construction		411,601		14,488		426,089	4.58
Public sector		104,925		103,285		208,210	2.24
Others		718,770		48,851		767,621	8.25

	￦	6,867,686	￦	2,439,101	￦	9,306,787	100.00

	December 31, 2021
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	385,761	￦	10,114	￦	395,875	3.64
Manufacturing		2,742,224		2,979,232		5,721,456	52.65
Service		676,440		38,920		715,360	6.58
Wholesale and retail		1,603,085		999,416		2,602,501	23.95
Construction		317,946		38,260		356,206	3.28
Public sector		28,257		99,841		128,098	1.18
Others		727,710		219,749		947,459	8.72

	￦	6,481,423	￦	4,385,532	￦	10,866,955	100.00

40.5 Details of commitments as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Commitments
Corporate loan commitments	￦	40,253,100	￦	45,767,502
Retail loan commitments		46,450,857		47,080,416
Credit line of credit cards		65,325,863		70,534,719
Purchase of other securities		7,104,163		6,835,506

		159,133,983		170,218,143

Financial guarantee contracts
Credit line		3,522,809		5,729,798
Purchase of securities		683,800		495,400

		4,206,609		6,225,198

	￦	163,340,592	￦	176,443,341

40.6 Other Matters (including litigation)
a) The Group has 126 pending lawsuits as a plaintiff (excluding simple lawsuits related to the collection or management of loans), with aggregate claims amount of ￦578,033 million, and 264 pending lawsuits as a defendant (excluding simple lawsuits related to the collection or management of loans) with aggregate claims amount of ￦533,573 million, which arose in the normal course of the business, as of December 31, 2021. Details of major pending lawsuits in which the Group is a defendant are as follows:
(In number of cases, in millions of Korean won)

Company	Lawsuits	No. of cases	Amount		Description of the lawsuits	Status of the lawsuits
Kookmin Bank	Request for a return of redemption amount	1	￦	48,068
Kookmin Bank invested the assets entrusted by OO Asset Management and OO Investment Trust Management in the Fairfield Sentry Limited, and Fairfield Sentry Limited reinvested the assets in Bernard L. Madoff Investment Securities LLC managed by Bernard Madoff (Bernard L. Madoff Investment Securities LLC is in the liquidation process due to Ponzi scheme fraud-related losses).
Bankruptcy trustee of Bernard L. Madoff Investment Securities LLC filed a lawsuit against Kookmin Bank seeking to return the amount of redemptions received by Kookmin Bank through Fairfield Sentry Limited.
						Application for dismissal by the defendant has been denied, and further proceedings are scheduled. [Related litigation is in progress at the New York Southern District Federal Bankruptcy Court (10-3777) at the written complaint review stage]

Company	Lawsuits	No. of cases	Amount	Description of the lawsuits	Status of the lawsuits
	Confirm the absence of debt	1	96,200	Galamat-Art LLP is a joint guarantor of the PF loan for the ‘Kazakhstan Almaty City Complex Development Project’ in which Kookmin Bank Co., Ltd. participated as a lender. OO Bank, the agent bank of the lending group, filed a provisional seizure and a lawsuit on the merits of the guarantee debt to the local court against Galamat-Art LLP. And Galamat-Art LLP filed a counterclaim against the lenders, including Kookmin Bank, to confirm the absence of debt denying the joint guarantee obligation.	Decision in the first trial on December 29, 2021. Won both lawsuits on the merits and counterclaim. Galamat-Art LLP lodged an appeal.
KB Securities Co., Ltd.	Request for a return of transaction amount (Australian fund)	1	100,000	The plaintiffs OOOO Securities and OOOO Life Insurance filed lawsuits, claiming that the KB Securities Co., Ltd. provided false information on major matters in the product description while selling JB Australia NDIS Private Fund No.1 (on April 25, 2019, plaintiffs invested ￦50 billion each) (a) (Primary claim) requesting KB Securities Co., Ltd. to return unjust enrichment of ￦100 billion for cancelation of sales contracts of beneficiary certificates due to an error or termination of the contract due to default, (b) (Secondary claim) requesting for compensation for damages in investments amounting to ￦100 billion due to violation of the investor protection obligation and fraudulent transactions of KB Securities Co., Ltd. and OOO Asset Management.	First trial is in progress (The 4th pleading is scheduled for March 22, 2022).
b) Kookmin Bank has entered into an agreement with PT Bosowa Corporindo, a major shareholder of PT Bank KB Bukopin Tbk. Under this agreement, Kookmin Bank and PT Bosowa Corporindo have a right of first refusal and a tag-along right. In addition, Kookmin Bank can exercise its drag-along right for two years from the time three years have elapsed since the acquisition date (July 27, 2018) in certain cases, such as violation of the agreement between shareholders.
c) In June 2013, KB Kookmin Card Co., Ltd. had an accident in which cardholders’ personal information was stolen (hereinafter referred to as “accident”) due to illegal activities by employees of personal credit information company in charge of development of the system upgrading to prevent fraudulent use of credit card. As a result, KB Kookmin Card Co., Ltd. was notified by the Financial Services Commission of the suspension of some new business for 3 months as of February 16, 2014. In respect of the accident, the Group faces 2 legal claims filed as a defendant, with an aggregate claim amount of ￦108 million as of December 31, 2020 and 2021. The Group takes out the personal information protection liability insurance as of December 31, 2021.

d) As of December 31, 2021, the Group is not able to dispose, transfer or collateralize the shares or rights of shares of KB KOLAO Leasing Co., Ltd. (“joint-venture lease company”) to a third party without the written consent of both KB Kookmin Card Co., Ltd. and LVMC Holdings (formerly Kolao Holdings), for five years (the restriction period for the disposal of its equity) after February 8, 2017. However, KB Kookmin Card Co., Ltd. and KB Capital Co., Ltd. may transfer all or part of their shares in the joint-venture lease company to affiliates of KB Financial Group Inc. who agree to comply with all the terms and conditions of this agreement on the establishment and operation of the joint-venture lease company and agree to succeed their responsibility for the joint-venture lease company. Meanwhile, KB KOLAO Leasing Co., Ltd. is selling LVMC Holdings (formerly Kolao Holdings) allied receivables that are overdue by three months or more to Lanexang Leasing Co., Ltd. in accordance with the agreement.
e) As of December 31, 2021, KB Capital Co., Ltd. and PT Sunindo Primasura are required to hold the shares of PT Sunindo Kookmin Best Finance for five years after May 18, 2020, when the purchase of shares was completed. If one party is going to sell all or part of the shares, provide them as collateral, trade or dispose of them, it should give the opportunity to exercise preemption to the other party by providing written proposal including transfer price, payment method, and others. Meanwhile, the shareholders of PT Sunindo Kookmin Best Finance shall cause PT Sunindo Kookmin Best Finance, starting on the first financial year after the third year with distributable profits, whether continuous or cumulative, to pay the dividend to the shareholders in the maximum amount of 20% from net profit after tax in the respective financial year.
f) KB Securities Co., Ltd., as a sales agency, sold ￦326,500 million of private equity funds and trusts, which loans to corporations (borrower) that invest in apartment rental businesses for the disabled in Australia, to individuals and institutional investors. However, management of the fund is impossible due to the breach of contract by local borrowers in Australia, therefore there is a possibility of losses of principal to these funds subscribers. In this regard, there are three lawsuits in which the Group is a defendant as of December 31, 2021. There is a possibility that additional lawsuits will be filed in the future, but the magnitude and final outcome of the lawsuit are unpredictable.
g) In relation to Lime Asset Management, KB Securities Co., Ltd. has a PIS (Portfolio Index Swap) contract, as of December 31, 2021, associated with ‘Lime Thetis Qualified Investor Private Investment Trust No.2’ and ‘Lime Pluto FI Qualified Investor Private Investment Trust No.D-1’ whose redemption were suspended during the fourth quarter of 2019. The notional amount of the underlying assets of the PIS contract is ￦191,500 million. Meanwhile, the Group sold ￦68,100 million of feeder funds of aforementioned redemption-suspended funds. On October 20, 2020, Lime Asset Management’s license as a fund manager was revoked by the Financial Supervisory Service’s sanctions review committee, and most of its redemption-suspended funds and normal funds have been transferred to Wellbridge Asset Management (the bridge management company) to continue to collect and distribute investments. It is difficult to predict whether and when the aforementioned redemption-suspended funds will be redeemed. In this regard, KB Securities Co., Ltd. faces one claim filed as a defendant as of December 31, 2021. The Group has accounted for the estimated loss due to the possibility of additional lawsuits in the future as a provision for litigations.
h) The proliferation of COVID-19 has had a negative impact on the global economy, which may have an impact on the expected credit losses and potential impairment of assets in a particular portfolio, and it could negatively affect the revenue generation capability of the Group as follows:

•	There is a possibility of uncertainty about the credit risk of a borrower that could be affected by COVID-19.

•	Uncertainty may arise about forward-looking macroeconomic information related to expected credit losses.

•
Korean won may depreciate against major foreign currencies. This may result in an increase in principal and interest payments on liabilities denominated in foreign currencies, and losses on foreign exchange transactions.

•	A significant decrease in the fair value of the Group’s investment in an entity that could be affected by COVID-19 pandemic can occur.
Meanwhile, the impact on expected credit losses related to COVID-19 is described in Note 11.1 Changes in allowances for credit losses of loans and Note 24.2 Changes in provisions for credit losses of unused loan commitments, and acceptances and guarantees.